Income Tax Expense - Components of Provision for (Recovery of) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current	$ 431	$ 29
Deferred	(2,906)	109
Provision for (recovery of) income taxes	$ (2,475)	$ 138